Risk Management and Financial Instruments (Details) - Schedule of Weighted Average Loss Rate, Gross Carrying Amount, Impairment Losses Recognized in Profit or Loss - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Weighted Average Loss Rate, Gross Carrying Amount, Impairment Losses Recognized in Profit or Loss [Line Items]
Weighted average loss rate
Gross carrying amount	$ 7,654,893	$ 8,211,388
Impairment loss allowance	$ (85,805)	$ (84,913)
Cash and Cash Equivalent [Member]
Schedule of Weighted Average Loss Rate, Gross Carrying Amount, Impairment Losses Recognized in Profit or Loss [Line Items]
Weighted average loss rate
Gross carrying amount	$ 3,690,302	$ 4,569,517
Impairment loss allowance
Margin cash [Member]
Schedule of Weighted Average Loss Rate, Gross Carrying Amount, Impairment Losses Recognized in Profit or Loss [Line Items]
Weighted average loss rate
Gross carrying amount	$ 162,519	$ 132,461
Impairment loss allowance
Trade accounts receivable [Member]
Schedule of Weighted Average Loss Rate, Gross Carrying Amount, Impairment Losses Recognized in Profit or Loss [Line Items]
Weighted average loss rate	(2.61%)	2.50%
Gross carrying amount	$ 3,290,534	$ 3,390,856
Impairment loss allowance	$ (85,805)	$ (84,913)
Related party receivables [Member]
Schedule of Weighted Average Loss Rate, Gross Carrying Amount, Impairment Losses Recognized in Profit or Loss [Line Items]
Weighted average loss rate
Gross carrying amount	$ 511,538	$ 118,554
Impairment loss allowance